Significant Accounting Policies (Tables)	12 Months Ended
May 31, 2023
Accounting Policies [Abstract]
Estimated Useful Lives of Assets	Depreciation and amortization are calculated on a straight line basis over the following estimated useful lives:

Buildings	20-50 years
Transportation equipment	10 years
Furniture and education equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease term or estimated useful life

Summary of Estimated Useful Lives of Intangible Assets
The estimated useful lives of intangible assets are as follows:

Trademark	5-10 years
License	20 years
Student base	1.75 years
Favorable lease	8.67 years
Courseware	3-5 years
Copyright	5 years
Distribution channel	5 years